Calvert
VP SRI Mid Cap Portfolio
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Automobile Components — 4.1%
Aptiv PLC(1)	4,531	$ 446,711
Dorman Products, Inc.(1)	6,930	525,017
		$ 971,728
Automobiles — 0.6%
Harley-Davidson, Inc.	4,628	$ 153,002
		$ 153,002
Banks — 1.0%
Commerce Bancshares, Inc.	5,034	$ 241,531
		$241,531
Building Products — 1.9%
Trex Co., Inc.(1)	7,588	$467,648
		$467,648
Capital Markets — 5.7%
LPL Financial Holdings, Inc.	1,950	$463,418
MarketAxess Holdings, Inc.	1,727	368,956
Tradeweb Markets, Inc., Class A	6,567	526,673
		$1,359,047
Chemicals — 1.8%
Quaker Chemical Corp.	2,761	$441,760
		$441,760
Commercial Services & Supplies — 5.2%
Copart, Inc.(1)	13,194	$568,530
Rentokil Initial PLC ADR	18,402	681,794
		$1,250,324
Communications Equipment — 2.1%
Motorola Solutions, Inc.	1,894	$515,623
		$515,623
Consumer Staples Distribution & Retail — 3.8%
Casey's General Stores, Inc.	1,132	$307,361
Sysco Corp.	9,325	615,916
		$923,277
Containers & Packaging — 2.8%
AptarGroup, Inc.	5,378	$672,465
		$672,465
Electric Utilities — 4.0%
Alliant Energy Corp.	12,683	$614,491
Security	Shares	Value
Electric Utilities (continued)
Xcel Energy, Inc.	6,227	$ 356,309
		$ 970,800
Electrical Equipment — 2.9%
AMETEK, Inc.	3,643	$ 538,290
Generac Holdings, Inc.(1)	1,499	163,331
		$ 701,621
Electronic Equipment, Instruments & Components — 1.6%
TE Connectivity, Ltd.	3,068	$ 378,990
		$378,990
Financial Services — 1.1%
Euronet Worldwide, Inc.(1)	3,377	$268,066
		$268,066
Ground Transportation — 0.9%
Landstar System, Inc.	1,211	$214,274
		$214,274
Health Care Equipment & Supplies — 7.9%
Cooper Cos., Inc. (The)	2,156	$685,630
Envista Holdings Corp.(1)	10,801	301,132
IDEXX Laboratories, Inc.(1)	772	337,572
Teleflex, Inc.	2,942	577,838
		$1,902,172
Health Care Providers & Services — 1.0%
R1 RCM, Inc.(1)	16,105	$242,702
		$242,702
Hotels, Restaurants & Leisure — 4.9%
Domino's Pizza, Inc.	1,374	$520,458
Wyndham Hotels & Resorts, Inc.	9,521	662,090
		$1,182,548
Industrial REITs — 2.3%
Rexford Industrial Realty, Inc.	11,009	$543,294
		$543,294
Insurance — 7.4%
RLI Corp.	3,388	$460,395
Ryan Specialty Holdings, Inc.(1)	7,734	374,326
W.R. Berkley Corp.	7,085	449,827
White Mountains Insurance Group, Ltd.	322	481,612
		$1,766,160

Calvert
VP SRI Mid Cap Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 2.9%
VeriSign, Inc.(1)	3,378	$ 684,146
		$ 684,146
Machinery — 5.8%
Graco, Inc.	6,835	$ 498,135
Middleby Corp. (The)(1)	2,779	355,712
Nordson Corp.	2,380	531,144
		$ 1,384,991
Multi-Utilities — 2.5%
CMS Energy Corp.	11,092	$589,096
		$589,096
Pharmaceuticals — 2.9%
Jazz Pharmaceuticals PLC(1)	2,319	$300,171
Royalty Pharma PLC, Class A	14,267	387,207
		$687,378
Professional Services — 1.2%
Ceridian HCM Holding, Inc.(1)	4,114	$279,135
		$279,135
Residential REITs — 4.5%
Equity LifeStyle Properties, Inc.	9,512	$606,010
Mid-America Apartment Communities, Inc.	3,610	464,426
		$1,070,436
Semiconductors & Semiconductor Equipment — 2.4%
Microchip Technology, Inc.	7,497	$585,141
		$585,141
Software — 6.9%
Fair Isaac Corp.(1)	458	$397,787
Synopsys, Inc.(1)	1,250	573,713
Tyler Technologies, Inc.(1)	1,752	676,517
		$1,648,017
Specialized REITs — 2.1%
Lamar Advertising Co., Class A	6,108	$509,835
		$509,835
Specialty Retail — 2.9%
O'Reilly Automotive, Inc.(1)	668	$607,119
RH(1)(2)	306	80,894
		$688,013
Trading Companies & Distributors — 3.1%
Core & Main, Inc., Class A(1)	18,351	$529,426
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	471	$ 209,393
		$ 738,819
Total Common Stocks (identified cost $22,902,564)		$24,032,039

Short-Term Investments — 0.0%(3)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(4)	5,106	$ 5,106
Total Short-Term Investments (identified cost $5,106)		$ 5,106
Total Investments — 100.2% (identified cost $22,907,670)		$24,037,145
Other Assets, Less Liabilities — (0.2)%		$ (40,795)
Net Assets — 100.0%		$23,996,350

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2023. The aggregate market value of securities on loan at September 30, 2023 was $79,837 and the total market value of the collateral received by the Fund was $80,788, comprised of U.S. government and/or agencies securities.
(3)	Amount is less than 0.05%.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Calvert
VP SRI Mid Cap Portfolio
September 30, 2023
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2023.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,106, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$284,995	$4,452,483	$(4,732,372)	$ —	$ —	$5,106	$11,798	5,106

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,032,039(1)	$ —	$ —	$24,032,039
Short-Term Investments	5,106	—	—	5,106
Total Investments	$24,037,145	$ —	$ —	$24,037,145

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
3